                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

Morgan Stanley Convertible Securities Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CONVERTIBLE SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED SEPTEMBER 30, 2003


TOTAL RETURN FOR THE 12-MONTHS ENDED SEPTEMBER 30, 2003

                                               MERRILL
                                                 LYNCH
                                                   ALL           LIPPER
                                          CONVERTIBLES      CONVERTIBLE
                                            SECURITIES            FUNDS
 CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)         INDEX(2)
  19.76%    18.88%    18.92%    20.04%          27.49%           21.08%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Early in the 12-month period ended September 30, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003.

Investor confidence subsequently improved based on expectations of a swift U.S. victory in Iraq, encouraging economic data and reports of corporate earnings that exceeded expectations. These factors triggered a strong market rally, with defensive sectors and securities that had led during the bear market falling behind cyclical sectors as investors' expectations for the economy improved. The rally continued into the third quarter, though September saw the broad market decline amid concerns about earnings reports and the viability of the economic recovery.

Buoyed by the upsurge in equities, the convertibles market performed strongly during the period. The rally in the high-yield market, where credit spreads narrowed appreciably, also helped convertibles. The best performers during the period included highly credit-sensitive names as well as companies that were saddled with particularly low valuations before the equity rally began.

PERFORMANCE ANALYSIS

The Fund's underperformance of its benchmark index was largely the result of its defensive positioning. Because of its emphasis on high quality and solid fundamentals, the Fund was underweighted in the more aggressive areas of the market that performed best during the period. These included independent power producers and internet companies. An overweighting in health care also detracted from the Fund's performance, as biotech and hospitals dragged the sector down. Security selection contributed positively to performance in several areas, including specialty pharmaceuticals, semiconductors and semiconductor capital equipment.

Issuance of convertibles kept up at a strong pace during the period, and we actively participated in the new-issue market. We continued to raise the Fund's equity profile by selling some of its more defensive convertibles and shifting to more equity-sensitive names.

TOP 10 HOLDINGS

FREEPORT-MCMORAN C & G INC.                  1.3%
LIBERTY MEDIA CORP.                          1.2
ECHOSTAR COMMUNICATIONS CORP.                1.2
PENNEY (J.C.) CO INC.                        1.1
AGILIENT TECHNOLOGIES INC.                   1.1
DORAL FINANCIAL CORP.                        1.1
WASHINGTON MUTUAL INC.                       1.0
MERRILL LYNCH & CO.                          1.0
LSI LOGIC CORP.                              1.0
AMERICAN INTERNATIONAL GROUP, INC.           1.0

TOP FIVE INDUSTRIES

BIOTECHNOLOGY                                7.8%
SEMICONDUCTORS                               4.3
ELECTRONIC PRODUCTION EQUIPMENT              3.9
PACKAGED SOFTWARE                            3.7
CABLE/SATELLITE TV                           3.0

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES.

2. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF STOCK AT A PRESTATED PRICE.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                          CLASS B##      MERRILL LYNCH INDEX(1)     LIPPER(2)
September 30, 1993      $     10,000         $     10,000         $     10,000
September 30, 1994      $     10,502         $      9,951         $     10,138
September 30, 1995      $     11,938         $     11,859         $     11,609
September 30, 1996      $     13,694         $     13,420         $     13,129
September 30, 1997      $     16,896         $     16,820         $     16,301
September 30, 1998      $     14,528         $     15,955         $     14,824
September 30, 1999      $     16,652         $     20,295         $     17,703
September 30, 2000      $     22,018         $     25,957         $     23,451
September 30, 2001      $     18,515         $     20,364         $     19,275
September 30, 2002      $     17,588         $     18,311         $     17,985
September 30, 2003      $     20,909         $     23,345         $     21,776

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2003

                         CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                        (SINCE 07/28/97)      (SINCE 10/31/85)     (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                             CNSAX                 CNSBX                CNSCX                 CNSDX
1 YEAR                             19.76%(3)             18.88%(3)            18.92%(3)             20.04%(3)
                                   13.48(4)              13.88(4)             17.92(4)                 --
5 YEARS                             8.40(3)               7.55(3)              7.61(3)               8.66(3)
                                    7.24(4)               7.25(4)              7.61(4)                 --
10 YEARS                              --                  7.65(3)                --                    --
                                      --                  7.65(4)                --                    --
SINCE INCEPTION                     5.35(3)               7.59(3)              4.57(3)               5.59(3)
                                    4.43(4)               7.59(4)              4.57(4)                 --

----------
Notes on Performance

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THIER RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFIYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

##  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2003.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE BONDS (70.2%)
               ADVERTISING/MARKETING SERVICES (1.1%)
$      1,500   Interpublic Group of Companies, Inc. - 144A**                           4.50%  03/15/23   $   2,116,875
       1,000   Lamar Advertising Co.                                                  2.875   12/31/10         917,500
                                                                                                         -------------
                                                                                                             3,034,375
                                                                                                         -------------
               AEROSPACE & DEFENSE (1.6%)
       1,000   Edo Corp                                                                5.25   04/15/07       1,025,000
       1,000   Flir Systems Inc.                                                       3.00   06/01/23         927,500
       2,500   L-3 Communications Holdings, Inc.                                       4.00   09/15/11       2,550,000
                                                                                                         -------------
                                                                                                             4,502,500
                                                                                                         -------------
               AGRICULTURAL COMMODITIES/MILLING (0.7%)
       1,800   Bunge Ltd. Finance Corp.                                                3.75   11/15/22       1,937,250
                                                                                                         -------------
               AIR FREIGHT/COURIERS (0.9%)
       2,500   Airborne Inc.                                                           5.75   04/01/07       2,687,500
                                                                                                         -------------
               AIRLINES (1.2%)
       2,500   Continental Airlines Inc.                                               4.50   02/01/07       2,040,625
       2,500   Mesa Air Group, Inc. - 144A**                                          2.483*  06/16/23       1,393,750
                                                                                                         -------------
                                                                                                             3,434,375
                                                                                                         -------------
               ALTERNATIVE POWER GENERATION (0.7%)
       2,000   Calpine Corp.                                                           4.00   12/26/06       1,832,500
                                                                                                         -------------
               APPAREL/FOOTWEAR RETAIL (1.0%)
       1,000   Charming Shoppes, Inc.                                                  4.75   06/01/12         916,250
       1,500   Gap, Inc.                                                               5.75   03/15/09       1,878,750
                                                                                                         -------------
                                                                                                             2,795,000
                                                                                                         -------------
               BIOTECHNOLOGY (7.8%)
       3,000   Amgen, Inc.                                                             0.00   03/01/32       2,283,750
       2,000   Aviron                                                                  5.25   02/01/08       2,025,000
         800   Cephalon, Inc.                                                          0.00   06/15/33         769,000
       1,500   Cephalon, Inc.                                                          2.50   12/15/06       1,415,625
         500   Corixa Corp. - 144A**                                                   4.25   07/01/08         548,125
       2,250   Enzon, Inc.                                                             4.50   07/01/08       1,873,125
       1,500   Gilead Sciences, Inc. - 144A**                                          2.00   12/15/07       1,972,500
       1,000   Human Genome Sciences, Inc.                                             3.75   03/15/07         861,250
       2,000   ICOS Corp. - 144A**                                                     2.00   07/01/23       1,852,500
       4,300   IDEC Pharmaceuticals Corp.                                              0.00   04/29/32       2,526,250
       2,200   Invitrogen, Inc. - 144A**                                               2.00   08/01/23       2,417,250
       1,000   OSI Pharmaceuticals, Inc. - 144A**                                      3.25   09/08/23         972,500
       1,000   OSI Pharmaceuticals, Inc. - 144A**                                      4.00   02/01/09         958,750

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$      1,500   Protein Design Labs, Inc. - 144A**                                      2.75%  08/16/23   $   1,464,375
                                                                                                         -------------
                                                                                                            21,940,000
                                                                                                         -------------
               BROADCASTING (1.2%)
       2,500   Scandinavian Broadcasting
                System SA (Luxembourg)                                                 7.00   12/01/04       2,525,000
         600   Sirius Satellite Radio Inc.                                             3.50   06/01/08         901,500
                                                                                                         -------------
                                                                                                             3,426,500
                                                                                                         -------------
               CABLE/SATELLITE TV (3.0%)
       2,000   Charter Communications, Inc.                                            5.75   10/15/05       1,810,000
       3,000   Echostar Communications Corp.                                           5.75   05/15/08       3,266,250
       3,500   Liberty Media Corp.                                                     3.25   03/15/31       3,395,000
                                                                                                         -------------
                                                                                                             8,471,250
                                                                                                         -------------
               COMPUTER COMMUNICATIONS (1.2%)
       1,500   Emulex Corp.                                                            1.75   02/01/07       1,393,125
       2,000   Juniper Networks, Inc.                                                  4.75   03/15/07       1,950,000
                                                                                                         -------------
                                                                                                             3,343,125
                                                                                                         -------------
               COMPUTER PERIPHERALS (0.6%)
       1,500   Electronics for Imaging, Inc. - 144A**                                  1.50   06/01/23       1,610,625
                                                                                                         -------------
               CONTAINERS/PACKAGING (0.7%)
       2,000   Sealed Air Corp. - 144A**                                               3.00   06/30/33       1,992,500
                                                                                                         -------------
               DATA PROCESSING SERVICES (0.9%)
         750   CheckFree Holdings Corp.                                                6.50   12/01/06         748,125
       1,500   DST Systems, Inc. - 144A**                                             4.125   08/15/23       1,665,000
                                                                                                         -------------
                                                                                                             2,413,125
                                                                                                         -------------
               DEPARTMENT STORES (1.1%)
       3,000   Penney (J.C.) Co., Inc.                                                 5.00   10/15/08       3,052,500
                                                                                                         -------------
               ELECTRIC UTILITIES (0.4%)
       1,000   PPL Energy Supply LLC                                                  2.625   05/15/23         987,500
                                                                                                         -------------
               ELECTRONIC COMPONENTS (0.8%)
       2,250   Jabil Circuit Inc.                                                      1.75   05/15/21       2,250,000
                                                                                                         -------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
       3,000   Agilent Technologies, Inc.                                              3.00   12/01/21       3,026,250
                                                                                                         -------------
               ELECTRONIC PRODUCTION EQUIPMENT (3.9%)
       1,000   Advanced Energy Industries, Inc.                                        5.25   11/15/06         946,250
       2,000   ASM Lithography
                Holding N.V. - 144A** (Netherlands)                                    4.25   11/30/04       2,010,000
       1,000   Axcelis Tech, Inc.                                                      4.25   01/15/07         903,750

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$      1,500   ChipPac, Inc. - 144A**                                                  2.50%  06/01/08   $   1,531,875
       2,000   Cymer, Inc.                                                             3.50   02/15/09       2,122,500
       1,500   Kulicke & Soffa Industries, Inc.                                        5.25   08/15/06       1,372,500
         750   Photronics, Inc. - 144A**                                               2.25   04/15/08       1,148,437
       1,000   Teradyne Inc.                                                           3.75   10/15/06       1,030,000
                                                                                                         -------------
                                                                                                            11,065,312
                                                                                                         -------------
               FINANCE/RENTAL/LEASING (0.8%)
       2,000   Providian Financial Corp.                                               4.00   05/15/08       2,310,000
                                                                                                         -------------
               FOOD DISTRIBUTORS (0.5%)
       1,000   Performance Food Group Company                                          5.50   10/16/08       1,328,750
                                                                                                         -------------
               FOOD: MAJOR DIVERSIFIED (0.8%)
       3,300   General Mills Inc. - 144A**                                             0.00   10/28/22       2,330,625
                                                                                                         -------------
               HOSPITAL/NURSING MANAGEMENT (0.7%)
       2,000   Community Health Systems                                                4.25   10/15/08       1,987,500
                                                                                                         -------------
               HOTELS/RESORTS/CRUISELINES (0.6%)
       5,500   Four Seasons Hotels, Inc.                                               0.00   09/23/29       1,815,000
                                                                                                         -------------
               INDUSTRIAL CONGLOMERATES (1.2%)
       1,500   Tyco Internatioanl Group
                SA - 144A** (Luxembourg)                                               2.75   01/15/18       1,644,375
       1,500   Tyco International Group
                SA - 144A** (Luxembourg)                                              3.125   01/15/23       1,683,750
                                                                                                         -------------
                                                                                                             3,328,125
                                                                                                         -------------
               INFORMATION TECHNOLOGY SERVICES (1.6%)
       2,000   Documentum Inc. - 144A**                                                4.50   04/01/07       2,147,500
       1,500   Electronic Data Systems Corp. - 144A**                                 3.875   07/15/23       1,473,750
       1,000   Level 3 Communications, Inc.                                           2.875   07/15/10         983,750
                                                                                                         -------------
                                                                                                             4,605,000
                                                                                                         -------------
               INTERNET RETAIL (0.7%)
       2,000   Amazon.com, Inc.                                                        4.75   02/01/09       1,907,500
                                                                                                         -------------
               INTERNET SOFTWARE/SERVICES (0.9%)
       2,500   BEA Systems, Inc.                                                       4.00   12/15/06       2,443,750
                                                                                                         -------------
               INVESTMENT BANKS/BROKERS (1.7%)
       2,000   E*Trade Group Inc.                                                      6.00   02/01/07       1,950,000
       5,500   Merrill Lynch & Co.                                                     0.00   05/23/31       2,942,500
                                                                                                         -------------
                                                                                                             4,892,500
                                                                                                         -------------
               MAJOR TELECOMMUNICATIONS (0.2%)
         500   Primus Telecommunications Group, Inc. - 144A**                          3.75   09/15/10         499,375
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
               MEDIA CONGLOMERATES (1.6%)
$      4,000   America Online, Inc.                                                    0.00%  12/06/19   $   2,465,000
       2,000   Walt Disney Co. (The)                                                  2.125   04/15/23       2,042,500
                                                                                                         -------------
                                                                                                             4,507,500
                                                                                                         -------------
               MEDICAL DISTRIBUTORS (0.6%)
       1,500   Amerisource Health Corp.                                                5.00   12/01/07       1,768,125
                                                                                                         -------------
               MEDICAL SPECIALTIES (1.3%)
       1,500   Bausch & Lomb, Inc. - 144A**                                            1.64*  08/01/23       1,576,875
       2,000   Medtronic, Inc.                                                         1.25   09/15/21       2,047,500
                                                                                                         -------------
                                                                                                             3,624,375
                                                                                                         -------------
               MULTI-LINE INSURANCE (1.0%)
       3,000   American International Group, Inc.                                      0.50   05/15/07       2,812,500
                                                                                                         -------------
               OIL & GAS PRODUCTION (2.1%)
       2,500   Devon Energy Corp.                                                      0.00   06/27/20       1,350,000
       1,500   Devon Energy Corp.                                                      4.95   08/15/08       1,526,250
       2,000   Kerr-McGee Corp.                                                        5.25   02/15/10       2,085,000
       1,000   McMoRan Exploration Co. - 144A**                                        6.00   07/02/08       1,011,250
                                                                                                         -------------
                                                                                                             5,972,500
                                                                                                         -------------
               OILFIELD SERVICES/EQUIPMENT (1.7%)
       2,500   Halliburton Co. - 144A**                                               3.125   07/15/23       2,500,000
       3,800   Weatherford International, Inc.                                         0.00   06/30/20       2,365,500
                                                                                                         -------------
                                                                                                             4,865,500
                                                                                                         -------------
               PACKAGED SOFTWARE (3.7%)
       1,500   Computer Associates Inc. - 144A**                                       5.00   03/15/07       1,929,375
       1,750   Fair Issac Corp. - 144A**                                               1.50   08/15/23       1,870,312
       2,000   Mercury Interactive Corp.                                               4.75   07/01/07       1,987,500
       1,000   MSC. Software Corp. - 144A**                                            2.50   05/05/08       1,097,500
       1,500   Network Associates, Inc.                                                5.25   08/15/06       1,590,000
       1,000   Symantec Corp.                                                          3.00   11/01/06       1,892,500
                                                                                                         -------------
                                                                                                            10,367,187
                                                                                                         -------------
               PERSONNEL SERVICES (0.9%)
       4,000   Manpower Inc.                                                           0.00   08/17/21       2,485,000
                                                                                                         -------------
               PHARMACEUTICALS: GENERIC DRUGS (1.9%)
       2,500   IVAX Corp.                                                              4.50   05/15/08       2,453,125
       1,000   IVAX Corp.                                                              5.50   05/15/07       1,020,000
       1,500   Watson Pharmaceutical Inc. - 144A**                                     1.75   03/15/23       1,818,750
                                                                                                         -------------
                                                                                                             5,291,875
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS: OTHER (1.9%)
$      2,500   Connetics Corp. - 144A**                                                2.25%  05/30/08   $   2,615,625
       2,000   Teva Pharmaceutical Finance - 144A** (Andorra)                         0.375   11/15/22       2,810,000
                                                                                                         -------------
                                                                                                             5,425,625
                                                                                                         -------------
               PRECIOUS METALS (1.3%)
       1,575   Freeport-McMoran C & G, Inc.                                            8.25   01/31/06       3,711,094
                                                                                                         -------------
               REAL ESTATE INVESTMENT TRUSTS (0.9%)
       2,500   EOP Operating LP                                                        7.25   11/15/08       2,628,125
                                                                                                         -------------
               RESTAURANTS (0.2%)
         500   CKE Restaurants, Inc. - 144A**                                          4.00   10/01/23         510,000
                                                                                                         -------------
               SEMICONDUCTORS (4.3%)
       1,000   Advanced Micro Devices                                                  4.50   12/01/07       1,690,000
       1,400   Agere Systems Inc.                                                      6.50   12/15/09       1,807,750
       1,000   Cypress Semiconductor Corp. - 144A**                                    1.25   06/15/08       1,343,750
       2,250   International Rectifier Corp.                                           4.25   07/15/07       2,143,125
       3,000   LSI Logic Corp.                                                         4.00   11/01/06       2,868,750
       1,000   PMC Sierra Inc.                                                         3.75   08/15/06         957,500
       1,420   RF Micro Devices, Inc.                                                  3.75   08/15/05       1,409,350
                                                                                                         -------------
                                                                                                            12,220,225
                                                                                                         -------------
               SPECIALTY INSURANCE (1.1%)
       2,000   First American Corp.                                                    4.50   04/15/08       2,065,000
       1,000   PMI Group Inc.                                                          2.50   07/15/21       1,057,500
                                                                                                         -------------
                                                                                                             3,122,500
                                                                                                         -------------
               SPECIALTY TELECOMMUNICATIONS (1.9%)
       1,500   American Tower Corp. - 144A**                                           3.25   08/01/10       1,608,750
       2,250   CenturyTel, Inc. - 144A**                                               4.75   08/01/32       2,601,563
       1,000   Commonwealth Telephone
                Enterprises, Inc. - 144A**                                             3.25   07/15/23       1,015,000
                                                                                                         -------------
                                                                                                             5,225,313
                                                                                                         -------------
               TELECOMMUNICATION EQUIPMENT (2.0%)
       1,000   Corning, Inc.                                                           3.50   11/01/08       1,171,250
       1,000   Lucent Technologies Inc. (Series A)                                     2.75   06/15/23         938,750
         900   Lucent Technologies Inc. (Series B)                                     2.75   06/15/25         866,250
       3,000   Nortel Networks Corp. (Canada)                                          4.25   09/01/08       2,647,500
                                                                                                         -------------
                                                                                                             5,623,750
                                                                                                         -------------
               TOOLS/HARDWARE (0.9%)
       2,000   Briggs & Stratton Corp.                                                 5.00   05/15/06       2,442,500
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
               WHOLESALE DISTRIBUTORS (0.8%)
$      2,000   School Specialty Inc.                                                   6.00%  08/01/08   $   2,122,500
                                                                                                         -------------
               WIRELESS TELECOMMUNICATIONS (0.5%)
       1,250   Nextel Partners, Inc. - 144A**                                          1.50   11/15/08       1,543,750
                                                                                                         -------------
               TOTAL CONVERTIBLE BONDS
                (COST $187,588,050)                                                                        197,520,256
                                                                                                         -------------

 NUMBER OF
  SHARES
------------
               CONVERTIBLE PREFERRED STOCKS (28.0%)
               AEROSPACE & DEFENSE (1.3%)
      20,000   Northrop Grumman Corp. $7.25                                                                  1,956,000
      30,000   Raytheon Co. $4.125                                                                           1,588,500
                                                                                                         -------------
                                                                                                             3,544,500
                                                                                                         -------------
               BEVERAGES: ALCOHOLIC (0.4%)
      40,000   Constellation Brands, Inc. $1.4375                                                            1,156,800
                                                                                                         -------------
               BROADCASTING (0.7%)
       2,000   Radio One, Inc. $65                                                                           2,067,500
                                                                                                         -------------
               CABLE/SATELLITE TV (0.3%)
      45,000   Equity Secs Trust I $2.343                                                                      936,000
                                                                                                         -------------
               COAL (0.3%)
      15,000   Arch Coal $2.50                                                                                 973,050
                                                                                                         -------------
               CONTAINERS/PACKAGING (1.0%)
      55,000   Temple-Inland, Inc. $3.75                                                                     2,686,750
                                                                                                         -------------
               ELECTRIC UTILITIES (0.9%)
      45,000   FPL Group, Inc. $4.25                                                                         2,563,200
                                                                                                         -------------
               ELECTRONIC COMPONENTS (0.7%)
     119,000   Solectron Corp. $1.8125                                                                       1,983,730
                                                                                                         -------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS (0.9%)
      25,000   Xerox Corp. $6.25                                                                             2,558,500
                                                                                                         -------------
               ENVIRONMENTAL SERVICES (1.0%)
      45,000   Allied Waste Industries, Inc. $3.125                                                          2,801,250
                                                                                                         -------------
               FINANCE/RENTAL/LEASING (1.8%)
      12,000   Doral Financial Corp $11.875 - 144A**                                                         3,022,500
      55,500   United Rentals Trust I $3.25                                                                  2,081,250
                                                                                                         -------------
                                                                                                             5,103,750
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES (0.9%)
      40,000   Prudential Financial Inc $3.375                                                           $   2,402,400
                                                                                                         -------------
               GAS DISTRIBUTORS (1.3%)
      28,000   Keyspan Corp. $4.375                                                                          1,464,400
      75,000   ONEOK, Inc. $2.125                                                                            2,156,250
                                                                                                         -------------
                                                                                                             3,620,650
                                                                                                         -------------
               HOME FURNISHINGS (0.8%)
      55,000   Newell Financial Trust I $2.625                                                               2,310,000
                                                                                                         -------------
               LIFE/HEALTH INSURANCE (0.9%)
      80,000   UnumProvident Corp. $2.0625                                                                   2,574,400
                                                                                                         -------------
               MAJOR BANKS (0.8%)
      65,950   National Australia Bank, Ltd. $1.97 (Australia) (Units) +                                     2,374,200
                                                                                                         -------------
               MAJOR TELECOMMUNICATIONS (0.8%)
      45,000   ALLTEL Corp. $3.875 (Units) +                                                                 2,200,050
                                                                                                         -------------
               MANAGED HEALTH CARE (0.8%)
      25,000   Anthem Inc. $3.00                                                                             2,131,500
                                                                                                         -------------
               MEDICAL DISTRIBUTORS (0.6%)
      35,000   McKesson Financing Trust $2.50                                                                1,802,500
                                                                                                         -------------
               MEDICAL SPECIALTIES (0.7%)
      40,000   Baxter International $3.50                                                                    2,106,000
                                                                                                         -------------
               MOTOR VEHICLES (1.5%)
      30,000   Ford Cap Trust II $3.25                                                                       1,299,300
      40,000   General Motors Corp. $1.125                                                                     986,000
      85,000   General Motors Corp. $1.3125                                                                  1,953,300
                                                                                                         -------------
                                                                                                             4,238,600
                                                                                                         -------------
               MULTI-LINE INSURANCE (1.5%)
      35,000   Hartford Financial Services Group, Inc. $3.00                                                 1,893,850
      40,000   Hartford Financial Services Group, Inc. $3.50                                                 2,237,200
                                                                                                         -------------
                                                                                                             4,131,050
                                                                                                         -------------
               OIL & GAS PIPELINES (1.3%)
      20,000   Williams Cos Inc. $2.75                                                                       1,215,000
     186,000   Williams Cos Inc. $2.25                                                                       2,475,660
                                                                                                         -------------
                                                                                                             3,690,660
                                                                                                         -------------
               OIL & GAS PRODUCTION (0.5%)
      30,000   Kerr-McGee Corp. $1.825                                                                       1,297,200
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------
               PROPERTY - CASUALTY INSURERS (1.7%)
      40,000   Chubb Corp. $1.75                                                                         $   1,110,000
      47,000   Chubb Corp. $1.75                                                                             1,299,080
     100,000   Travelers Property Casualty Corp. $1.125                                                      2,294,000
                                                                                                         -------------
                                                                                                             4,703,080
                                                                                                         -------------
               PULP & PAPER (0.9%)
      51,500   International Paper Capital Trust $2.625                                                      2,510,625
                                                                                                         -------------
               RAILROADS (0.9%)
       3,000   Kansas City Southern $21.25 - 144A**                                                          1,431,000
      20,033   Union Pacific Capital Trust $3.125                                                            1,014,171
                                                                                                         -------------
                                                                                                             2,445,171
                                                                                                         -------------
               SAVINGS BANKS (1.0%)
      54,000   Washington Mutual Inc. $2.6875                                                                2,943,000
                                                                                                         -------------
               SERVICES TO THE HEALTH INDUSTRY (0.9%)
      45,000   Omnicare, Inc. $2.00                                                                          2,531,250
                                                                                                         -------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
      42,500   Cummins Capital Trust I $3.50                                                                 2,509,582
                                                                                                         -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                (COST $74,701,981)                                                                          78,896,948
                                                                                                         -------------

 PRINCIPAL
 AMOUNT IN                                                                           COUPON   MATURITY
 THOUSANDS                                                                            RATE      DATE
------------                                                                         ------   --------
               SHORT-TERM INVESTMENT (1.2%)
               REPURCHASE AGREEMENT
$      3,383   Joint repurchase agreement account
               (dated 09/30/03; proceeds $3,383,102) (a)
               (COST $3,383,000)                                                      1.085%  10/01/03       3,383,000
                                                                                                         -------------
               TOTAL INVESTMENTS
                (COST $265,673,031) (b)                                                         99.4%      279,800,204
               OTHER ASSETS IN EXCESS OF LIABILITIES                                             0.6         1,725,869
                                                                                              ------     -------------
               NET ASSETS                                                                      100.0%    $ 281,526,073
                                                                                              ======     =============

----------
     * VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT SEPTEMBER 30, 2003.
     **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $265,867,838. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $19,807,360 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,874,994, RESULTING IN NET UNREALIZED APPRECIATION OF $13,932,366

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

ASSETS:
Investments in securities, at value
 (cost $265,673,031)                                                          $     279,800,204
Receivable for:
 Interest                                                                             1,723,833
 Shares of beneficial interest sold                                                     459,545
 Dividends                                                                              161,826
Prepaid expenses and other assets                                                        73,119
                                                                              -----------------
    TOTAL ASSETS                                                                    282,218,527
                                                                              -----------------
LIABILITIES:
Payable for:
 Distribution fee                                                                       237,588
 Shares of beneficial interest redeemed                                                 164,224
 Investment management fee                                                              148,898
Accrued expenses and other payables                                                     141,744
                                                                              -----------------
    TOTAL LIABILITIES                                                                   692,454
                                                                              -----------------
    NET ASSETS                                                                $     281,526,073
                                                                              -----------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $     322,022,318
Net unrealized appreciation                                                          14,127,173
Accumulated undistributed net
 investment income                                                                    1,334,576
Accumulated net realized loss                                                       (55,957,994)
                                                                              -----------------
    NET ASSETS                                                                $     281,526,073
                                                                              =================
CLASS A SHARES:
Net Assets                                                                    $       5,284,276
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                                            357,915
    NET ASSET VALUE PER SHARE                                                 $           14.76
                                                                              =================
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54% OF
        NET ASSET VALUE)                                                      $           15.58
                                                                              =================
CLASS B SHARES:
Net Assets                                                                    $     258,799,152
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                                         17,536,434
    NET ASSET VALUE PER SHARE                                                 $           14.76
                                                                              =================
CLASS C SHARES:
Net Assets                                                                    $       9,447,125
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                                            642,824
    NET ASSET VALUE PER SHARE                                                 $           14.70
                                                                              =================
CLASS D SHARES:
Net Assets                                                                    $       7,995,520
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                                            541,600
    NET ASSET VALUE PER SHARE                                                 $           14.76
                                                                              =================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003

NET INVESTMENT INCOME:
INCOME
Interest                                                                      $       7,762,826
Dividends                                                                             3,514,331
                                                                              -----------------
    TOTAL INCOME                                                                     11,277,157
                                                                              -----------------
EXPENSES
Distribution fee (Class A shares)                                                         8,855
Distribution fee (Class B shares)                                                     2,271,845
Distribution fee (Class C shares)                                                        66,164
Investment management fee                                                             1,448,903
Transfer agent fees and expenses                                                        331,126
Professional fees                                                                        82,447
Shareholder reports and notices                                                          58,888
Registration fees                                                                        51,956
Trustees' fees and expenses                                                              15,567
Other                                                                                     9,116
                                                                              -----------------
    TOTAL EXPENSES                                                                    4,344,867
                                                                              -----------------
    NET INVESTMENT INCOME                                                             6,932,290
                                                                              -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                                                    (6,124,623)
Net change in unrealized depreciation                                                40,092,440
                                                                              -----------------
    NET GAIN                                                                         33,967,817
                                                                              -----------------
NET INCREASE                                                                  $      40,900,107
                                                                              =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             SEPTEMBER 30, 2003  SEPTEMBER 30, 2002
                                                                             ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $      6,932,290    $      7,871,243
Net realized loss                                                                   (6,124,623)        (31,369,633)
Net change in unrealized depreciation                                               40,092,440          12,674,625
                                                                              ----------------    ----------------

    NET INCREASE (DECREASE)                                                         40,900,107         (10,823,765)
                                                                              ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                        (131,820)           (114,074)
Class B shares                                                                      (6,344,538)         (8,780,543)
Class C shares                                                                        (195,135)           (197,575)
Class D shares                                                                        (167,893)           (166,539)
                                                                              ----------------    ----------------

    TOTAL DIVIDENDS                                                                 (6,839,386)         (9,258,731)
                                                                              ----------------    ----------------

Net increase (decrease) from transactions in shares of beneficial interest          35,959,495         (13,142,857)
                                                                              ----------------    ----------------

    NET INCREASE (DECREASE)                                                         70,020,216         (33,225,353)

NET ASSETS:
Beginning of period                                                                211,505,857         244,731,210
                                                                              ----------------    ----------------

END OF PERIOD
  (Including accumulated undistributed net investment income of $1,334,576
  and $1,539,486, respectively)                                               $    281,526,073    $    211,505,857
                                                                              ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the last reported bid price; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $95,248,115 at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2003 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $287,878 and $3,087, respectively and received $95,416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2003 aggregated $258,506,512 and $211,757,984, respectively.

At September 30, 2003, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor held 71,603 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,192. At September 30, 2003, the Fund had an accrued pension liability of $58,955 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             SEPTEMBER 30, 2003  SEPTEMBER 30, 2002
                                                                             ------------------  ------------------
Ordinary income                                                               $      6,839,386    $      9,258,731

As of September 30, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                        $    1,588,337
Undistributed long-term gains                                    --
                                                     --------------

Net accumulated earnings                                  1,588,337
Capital loss carryforward*                              (55,845,451)
Post-October losses                                        (112,542)
Temporary differences                                       (58,955)
Net unrealized appreciation                              13,932,366
                                                     --------------

Total accumulated losses                             $  (40,496,245)
                                                     ==============

*As of September 30, 2003, the Fund had a net capital loss carryforward of $55,845,451 of which $2,580,535 will expire on September 30, 2007, $3,634,061 will expire on September 30, 2009, $16,248,195 will expire on September 30, 2010, and $33,382,660 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $297,814, paid-in-capital was credited $587 and accumulated net realized loss was credited $297,227.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                  FOR THE YEAR
                                                            ENDED                         ENDED
                                                     SEPTEMBER 30, 2003            SEPTEMBER 30, 2002
                                                 --------------------------    ---------------------------
                                                   SHARES         AMOUNT         SHARES         AMOUNT
                                                 ----------   -------------    ----------    -------------
CLASS A SHARES
Sold                                                330,278   $   4,693,182        92,581    $   1,338,988
Reinvestment of dividends                             6,605          93,686         6,339           89,078
Redeemed                                           (180,325)     (2,569,950)      (28,098)        (405,072)
                                                 ----------   -------------    ----------    -------------
Net increase -- Class A                             156,558       2,216,918        70,822        1,022,994
                                                 ----------   -------------    ----------    -------------
CLASS B SHARES
Sold                                              4,895,949      68,579,507     3,961,120       56,903,191
Reinvestment of dividends                           360,034       5,062,371       388,725        5,634,298
Redeemed                                         (3,591,803)    (49,578,520)   (5,337,030)     (76,104,190)
                                                 ----------   -------------    ----------    -------------
Net increase (decrease) -- Class B                1,664,180      24,063,358      (987,185)     (13,566,701)
                                                 ----------   -------------    ----------    -------------
CLASS C SHARES
Sold                                                414,561       5,817,307       165,293        2,387,816
Reinvestment of dividends                            11,023         155,367        11,741          164,546
Redeemed                                           (155,608)     (2,148,151)     (115,230)      (1,611,329)
                                                 ----------   -------------    ----------    -------------
Net increase -- Class C                             269,976       3,824,523        61,804          941,033
                                                 ----------   -------------    ----------    -------------
CLASS D SHARES
Sold                                                538,399       7,684,332        69,457        1,002,216
Reinvestment of dividends                             6,551          95,435         1,075           15,865
Redeemed                                           (135,010)     (1,925,071)     (186,155)      (2,558,264)
                                                 ----------   -------------    ----------    -------------
Net increase (decrease) -- Class D                  409,940       5,854,696      (115,623)      (1,540,183)
                                                 ----------   -------------    ----------    -------------
Net increase (decrease) in Fund                   2,500,654   $  35,959,495      (970,182)   $ (13,142,857)
                                                 ==========   =============    ==========    =============

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------
                                               2003          2002         2001          2000        1999
                                             -------       -------      --------      --------     -------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $ 12.76       $ 13.96      $  17.23      $  13.57     $ 12.45
                                             -------       -------      --------      --------     -------
Income (loss) from investment operations:
  Net investment income++                       0.52          0.56          0.62          0.65        0.72
  Net realized and unrealized gain
   (loss)                                       1.97         (1.11)        (3.21)         3.83        1.18
                                             -------       -------      --------      --------     -------
Total income (loss) from investment
 operations                                     2.49         (0.55)        (2.59)         4.48        1.90
                                             -------       -------      --------      --------     -------
Less dividends from net investment
 income                                        (0.49)        (0.65)        (0.68)        (0.82)      (0.78)
                                             -------       -------      --------      --------     -------

Net asset value, end of period               $ 14.76       $ 12.76      $  13.96      $  17.23     $ 13.57
                                             =======       =======      ========      ========     =======

TOTAL RETURN+                                  19.76%        (4.26)%      (15.32)%       33.32%      15.64%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                        1.08%         1.09%         1.06%         1.04%       1.06%
Net investment income                           3.59%         3.90%         3.97%         3.91%       5.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $ 5,284       $ 2,570      $  1,822      $  2,538     $ 1,124
Portfolio turnover rate                           93%           82%          123%          160%         87%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            FOR THE YEAR ENDED SEPTEMBER 30,
                                             ---------------------------------------------------------------
                                                2003          2002         2001          2000        1999
                                             ---------     ---------    ---------     ---------    ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $   12.76     $   13.95    $   17.22     $   13.57    $   12.45
                                             ---------     ---------    ---------     ---------    ---------
Income (loss) from investment operations:
  Net investment income++                         0.39          0.45         0.51          0.52         0.61
  Net realized and unrealized gain
   (loss)                                         2.00         (1.10)       (3.22)         3.82         1.18
                                             ---------     ---------    ---------     ---------    ---------
Total income (loss) from investment
 operations                                       2.39         (0.65)       (2.71)         4.34         1.79
                                             ---------     ---------    ---------     ---------    ---------
Less dividends from net investment
 income                                          (0.39)        (0.54)       (0.56)        (0.69)       (0.67)
                                             ---------     ---------    ---------     ---------    ---------

Net asset value, end of period               $   14.76     $   12.76    $   13.95     $   17.22    $   13.57
                                             =========     =========    =========     =========    =========

TOTAL RETURN+                                    18.88%        (5.01)%     (15.91)%       32.23%       14.62%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.83%         1.84%        1.81%         1.80%        1.85%
Net investment income                             2.84%         3.15%        3.22%         3.15%        4.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $ 258,799     $ 202,516    $ 235,137     $ 297,821    $ 231,510
Portfolio turnover rate                             93%           82%         123%          160%          87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------
                                               2003          2002         2001          2000        1999
                                             -------       -------      --------      --------     -------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $ 12.71       $ 13.90      $  17.17      $  13.54     $ 12.43
                                             -------       -------      --------      --------     -------
Income (loss) from investment operations:
  Net investment income++                       0.42          0.45          0.51          0.53        0.63
  Net realized and unrealized gain
   (loss)                                       1.96         (1.10)        (3.22)         3.80        1.17
                                             -------       -------      --------      --------     -------
Total income (loss) from investment
 operations                                     2.38         (0.65)        (2.71)         4.33        1.80
                                             -------       -------      --------      --------     -------
Less dividends from net investment
 income                                        (0.39)        (0.54)        (0.56)        (0.70)      (0.69)
                                             -------       -------      --------      --------     -------

Net asset value, end of period               $ 14.70       $ 12.71      $  13.90      $  17.17     $ 13.54
                                             =======       =======      ========      ========     =======

TOTAL RETURN+                                  18.92%        (4.97)%      (15.94)%       32.26%      14.83%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                        1.83%         1.80%         1.81%         1.80%       1.73%
Net investment income                           2.84%         3.19%         3.22%         3.15%       4.64%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $ 9,447       $ 4,740      $  4,324      $  5,455     $ 2,869
Portfolio turnover rate                           93%           82%          123%          160%         87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------
                                               2003          2002         2001          2000        1999
                                             -------       -------      --------      --------     -------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $ 12.76       $ 13.95      $  17.23      $  13.57     $ 12.44
                                             -------       -------      --------      --------     -------
Income (loss) from investment operations:
  Net investment income++                       0.61          0.59          0.67          0.74        0.79
  Net realized and unrealized gain
   (loss)                                       1.91         (1.10)        (3.23)         3.77        1.15
                                             -------       -------      --------      --------     -------
Total income (loss) from investment
 operations                                     2.52         (0.51)        (2.56)         4.51        1.94
                                             -------       -------      --------      --------     -------
Less dividends from net investment
 income                                        (0.52)        (0.68)        (0.72)        (0.85)      (0.81)
                                             -------       -------      --------      --------     -------

Net asset value, end of period               $ 14.76       $ 12.76      $  13.95      $  17.23     $ 13.57
                                             =======       =======      ========      ========     =======

TOTAL RETURN+                                  20.04%        (4.03)%      (15.08)%       33.68%      15.81%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                        0.83%         0.84%         0.81%         0.80%       0.85%
Net investment income                           3.84%         4.15%         4.22%         4.15%       5.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $ 7,996       $ 1,680      $  3,449      $  3,121     $    18
Portfolio turnover rate                           93%           82%          123%          160%         87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CONVERTIBLE SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 19, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended September 30, 2003, 41.94% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

          Additionally, please note that of the Fund's ordinary income dividends of $6,839,386 paid during the fiscal year ended September 30, 2003, $2,868,230 qualified for the lower income tax rate available to individuals under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                         IN FUND
                                             TERM OF                                     COMPLEX
                               POSITION(S)  OFFICE AND                                   OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
-----------------------------  ----------- ------------ ------------------------------  ---------- --------------------------------
Michael Bozic (62)             Trustee     Since        Retired; Director or Trustee    216        Director of Weirton Steel
c/o Mayer, Brown,                          April 1994   of the Retail Funds and                    Corporation.
Rowe & Maw LLP                                          TCW/DW Term Trust 2003
Counsel to the Independent                              (since April 1994) and the
 Directors                                              Institutional Funds (since
1675 Broadway                                           July 2003); formerly Vice
New York, NY                                            Chairman of Kmart Corporation
                                                        (December 1998- October 2000),
                                                        Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-
                                                        November 1998) and President
                                                        and Chief Executive Officer of
                                                        Hills Department Stores (May
                                                        1991- July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (70)             Trustee     Since        Director or Trustee of the      216        Director of Franklin Covey (time
c/o Summit Ventures LLC                    January      Retail Funds and TCW/DW Term               management systems), BMW Bank of
1 Utah Center                              1993         Trust 2003 (since                          North America, Inc. (industrial
201 S. Main Street                                      January 1993) and the                      loan corporation), United Space
Salt Lake City, UT                                      Institutional Funds (since                 Alliance (joint venture between
                                                        July 2003); member of the                  Lockheed Martin and the Boeing
                                                        Utah Regional Advisory Board               Company) and Nuskin Asia Pacific
                                                        of Pacific Corp.; formerly                 (multilevel marketing); member
                                                        United States Senator                      of the board of various civic
                                                        (R-Utah) (1974-1992) and                   and charitable organizations.
                                                        Chairman, Senate Banking
                                                        Committee (1980-1986), Mayor
                                                        of Salt Lake City, Utah
                                                        (1971-1974), Astronaut, Space
                                                        Shuttle Discovery (April
                                                        12-19, 1985), and Vice
                                                        Chairman, Huntsman Corporation
                                                        (chemical company).

Wayne E. Hedien (69)           Trustee     Since        Retired; Director or Trustee    216        Director of The PMI Group Inc.
c/o Mayer, Brown,                          September    of the Retail Funds and                    (private mortgage insurance);
Rowe & Maw LLP                             1997         TCW/DW Term Trust 2003;                    Trustee and Vice Chairman of The
Counsel to the Independent                              (Since September 1997) and                 Field Museum of Natural History;
 Directors                                              the Institutional Funds                    director of various other
1675 Broadway                                           (since July 2003); formerly                business and charitable
New York, NY                                            associated with the Allstate               organizations.
                                                        Companies (1966-1994), most
                                                        recently as Chairman of The
                                                        Allstate Corporation (March
                                                        1993- December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly- owned
                                                        subsidiary, Allstate Insurance
                                                        Company (July 1989-December
                                                        1994).

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                         IN FUND
                                             TERM OF                                     COMPLEX
                               POSITION(S)  OFFICE AND                                   OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
-----------------------------  ----------- ------------ ------------------------------  ---------- --------------------------------
Dr. Manuel H. Johnson (54)     Trustee     Since        Chairman of the Audit           216        Director of NVR, Inc. (home
c/o Johnson Smick                          July 1991    Committee and Director or                  construction); Chairman and
International, Inc.                                     Trustee of the Retail Funds                Trustee of the Financial
2099 Pennsylvania                                       and TCW/DW Term Trust 2003                 Accounting Foundation (oversight
Avenue, N.W. Suite 950                                  (since July 1991) and the                  organization of the Financial
Washington, D.C.                                        Institutional Funds (since                 Accounting Standards Board);
                                                        July 2003); Senior Partner,                Director of RBS Greenwich
                                                        Johnson Smick                              Capital Holdings (financial
                                                        International, Inc., a                     holding company).
                                                        consulting firm; Co-Chairman
                                                        and a founder of the Group of
                                                        Seven Council (G7C), an
                                                        international economic
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (61)          Trustee     Since        Deputy Chairman of the          217        Director of Electro Rent
PMB754                                     July 2003    Audit Committee and                        Corporation (equipment leasing),
23852 Pacific Coast Highway                             Director or Trustee of the                 The Ford Family Foundation, and
Malibu, CA                                              Retail Funds and TCW/DW                    the UCLA Foundation.
                                                        Term Trust 2003 (since July
                                                        2003) and the Institutional
                                                        Funds (since August 1994);
                                                        previously Chairman of the
                                                        Audit Committee of the
                                                        Institutional Funds (October
                                                        2001-July 2003); President,
                                                        Kearns& Associates LLC
                                                        (investment consulting);
                                                        formerly CFO of the J. Paul
                                                        Getty Trust.

Michael E. Nugent (67)         Trustee     Since        Chairman of the Insurance       216        Director of various business
c/o Triumph Capital, L.P.                  July 1991    Committee and Director or                  organizations.
445 Park Avenue                                         Trustee of the Retail Funds
New York, NY                                            and TCW/DW Term Trust 2003
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); General Partner of
                                                        Triumph Capital, L.P., a
                                                        private investment
                                                        partnership; formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (71)               Trustee     Since        Chairman of the Governance      217        Trustee and Director of certain
85 Charles Colman Blvd.                    July 2003    Committee and Director or                  investment companies in the
Pawling, NY                                             Trustee of the Retail Funds                JPMorgan Funds complex managed
                                                        and TCW/DW Term Trust 2003                 by JP Morgan Investment
                                                        (since July 2003) and the                  Management Inc.
                                                        Institutional Funds (since
                                                        June 1992); Chairman of
                                                        Lumelite Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                         IN FUND
                                             TERM OF                                     COMPLEX
                               POSITION(S)  OFFICE AND                                   OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
     INTERESTED TRUSTEE        REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
-----------------------------  ----------- ------------ ------------------------------  ---------- --------------------------------
Charles A. Fiumefreddo (70)    Chairman    Since        Chairman and Director or        216        None
c/o Morgan Stanley Trust       of the      July 1991    Trustee of the Retail Funds
Harborside Financial Center,   Board and                and TCW/DW Term Trust 2003
Plaza Two,                     Trustee                  (since July 1991) and the
Jersey City, NJ                                         Institutional Funds (since
                                                        July 2003); formerly Chief
                                                        Executive Officer of the
                                                        Retail Funds and the TCW/DW
                                                        Term Trust 2003 (until
                                                        September 2002).

James F. Higgins (55)          Trustee     Since        Director or Trustee of the      216        Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                   June 2000    Retail Funds and TCW/DW                    and The Equitable Life
Harborside Financial Center,                            Term Trust 2003 (since                     Assurance Society of the
Plaza Two,                                              June 2000) and the                         United States (financial
Jersey City, NJ                                         Institutional Funds (since                 services).
                                                        July 2003); Senior Advisor of
                                                        Morgan Stanley (since
                                                        August 2000); Director of the
                                                        Distributor and Dean Witter
                                                        Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley (May
                                                        1999-August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

Philip J. Purcell (60)         Trustee     Since        Director or Trustee of the      216        Director of American Airlines,
1585 Broadway                              April 1994   Retail Funds and TCW/DW Term               Inc. and its parent company,
New York, NY                                            Trust 2003 (since April 1994)              AMR Corporation.
                                                        and the Institutional Funds
                                                        (since July 2003); Chairman of
                                                        the Board of Directors and
                                                        Chief Executive Officer of
                                                        Morgan Stanley and Morgan
                                                        Stanley DW Inc.; Director of
                                                        the Distributor; Chairman of
                                                        the Board of Directors and
                                                        Chief Executive Officer of
                                                        Novus Credit Services Inc.;
                                                        Director and/or officer of
                                                        various Morgan Stanley
                                                        subsidiaries.

----------
 * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                     TERM OF
                                 POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- ---------------- ------------------- ----------------------------------------------------------------
Mitchell M. Merin (50)        President        Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                        Investment Management Inc.; President, Director and Chief
New York, NY                                                       Executive Officer of the Investment Manager and Morgan Stanley
                                                                   Services; Chairman, Chief Executive Officer and Director of
                                                                   the Distributor; Chairman and Director of the Transfer Agent;
                                                                   Director of various Morgan Stanley subsidiaries; President
                                                                   Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999);
                                                                   Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                   President (since October 2002) of the Van Kampen Open-End
                                                                   Funds.

Ronald E. Robison (64)        Executive Vice   Since April 2003    Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas   President and                        Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                  Principal                            Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                              Executive                            Managing Director, Chief Administrative Officer and Director of
                              Officer                              the Investment Manager and Morgan Stanley Services; Chief
                                                                   Executive Officer and Director of the Transfer Agent;
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional Funds (since July 2003); and the TCW/DW Term
                                                                   Trust 2003 (since April 2003); previously President of the
                                                                   Institutional Funds (March 2001-July 2003) and Director of the
                                                                   Institutional Funds (March 2001-July 2003).

Barry Fink (48)               Vice President   Since February 1997 General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General                          December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  Counsel                              Director (since December 2000), Secretary (since February 1997)
                                                                   and Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                                   DW; Chief Legal Officer of Morgan Stanley Investments LP
                                                                   (since July 2002); Vice President of the Institutional Funds
                                                                   (since July 2003); Vice President and Secretary of the
                                                                   Distributor; previously Secretary of the Retail Funds
                                                                   (February 1997-July 2003); previously Vice President and
                                                                   Assistant General Counsel of the Investment Manager and Morgan
                                                                   Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President   Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                        Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                       and Morgan Stanley Investments LP; Director of the Transfer
                                                                   Agent, Chief Investment Officer of the Van Kampen Funds; Vice
                                                                   President of the Institutional Funds (since July 2003) and the
                                                                   Retail Funds (since July 1995).

Stefanie V. Chang (36)        Vice President   Since July 2003     Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                                        Investment Management Inc. and Vice President of the
New York, NY                                                       Institutional Funds (since December 1997) and the Retail Funds
                                                                   (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                     TERM OF
                                 POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- ---------------- ------------------- ----------------------------------------------------------------
Francis J. Smith (38)         Treasurer        Treasurer since      Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      and Chief        July 2003 and Chief  Stanley Services (since December 2001); previously Vice
Harborside Financial Center,  Financial        Financial Officer    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                    Officer          since September      previously Vice President of the Investment Manager and Morgan
Jersey City, NJ                                2002                 Stanley Services (August 2000-November 2001) and Senior Manager
                                                                    at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President   Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                        Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                          Funds (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ                                                     the Investment Manager, the Distributor and Morgan Stanley
                                                                    Services.

Mary E. Mullin (36)           Secretary        Since July 2003      Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc.; Secretary of the
New York, NY                                                        Institutional Funds (since June 1999) and the Retail Funds
                                                                    (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                    Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]

37975RPT-00-12727J03-AP-10/03

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
CONVERTIBLE SECURITIES
TRUST


ANNUAL REPORT
SEPTEMBER 30, 2003


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)     Not applicable.

(f)

        (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)    Not applicable.

        (3)    Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust
Ronald E. Robison
Principal Executive Officer
November 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
November 19, 2003

Francis Smith
Principal Financial Officer
November 19, 2003